Net finance income (Tables)	9 Months Ended
Mar. 31, 2022
Net finance income
Summary of net finance income

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income
- Interest income	8,646	12,744	31,690	39,181
Finance costs
- Interest on loans and borrowings	(175)	(71)	(1,237)	(373)
- Interest on lease liabilities	(6,232)	(8,070)	(19,030)	(25,034)
	(6,407)	(8,141)	(20,267)	(25,407)
Net finance income	2,239	4,603	11,423	13,774